Financial Liabilities At Fvtpl (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Jul. 31, 2021 shares	May 31, 2020 shares	Jun. 30, 2018 $ / shares shares	Dec. 31, 2023 USD ($) Integer $ / shares shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2022 $ / shares	Jun. 30, 2018 CNY (¥)
Financial Liabilities at Fvtpl [Line Items]
Increased amount | $				$ 91,780
Preferred shares, par value | $ / shares				$ 0.0001		$ 0.0001
Minimum period for qualified IPO				2 years
Controlling interest, percentage				50.00%
Threshold period to make remedy after the occurrence of material breach				30 days
Adlai Hangzhou [Member] | Series A Investors [Member]
Financial Liabilities at Fvtpl [Line Items]
Increased amount | ¥					¥ 70,000
Adlai Hangzhou [Member] | Series B Convertible Loans [Member] | Series B Onshore Investors [Member]
Financial Liabilities at Fvtpl [Line Items]
Total consideration amount | ¥							¥ 165,000
Hangzhou Adlai Nortye Biopharma Co., Ltd [Member] | Series B Convertible Loans [Member] | Series B Onshore Investors [Member]
Financial Liabilities at Fvtpl [Line Items]
Interest rate							15.00%
Series A Convertible Preferred Shares [Member]
Financial Liabilities at Fvtpl [Line Items]
Preferred shares, par value | $ / shares				$ 0.0001		$ 0.0001
Series A Convertible Preferred Shares [Member] | Adlai Hangzhou [Member]
Financial Liabilities at Fvtpl [Line Items]
Converted equity interests			14,560,000
Series A Convertible Preferred Shares [Member] | Hangzhou Adlai Nortye Biopharma Co., Ltd [Member]
Financial Liabilities at Fvtpl [Line Items]
Preferred shares, par value | $ / shares			$ 0.0001
Series B Convertible Redeemable Preferred Shares [Member] | Series B Offshore Investors [Member]
Financial Liabilities at Fvtpl [Line Items]
Total consideration amount | $				$ 27,000
Shares subscribed				6,907,896
Series B Convertible Redeemable Preferred Shares [Member] | Series C Investors [Member]
Financial Liabilities at Fvtpl [Line Items]
Increased amount | $				$ 63,700
Shares subscribed				14,653,013
Series B Convertible Redeemable Preferred Shares [Member] | Series D Investors [Member]
Financial Liabilities at Fvtpl [Line Items]
Increased amount | $				$ 97,370
Shares subscribed				14,722,505
Series B Convertible Redeemable Preferred Shares [Member] | China Equities HK Limited [Member]
Financial Liabilities at Fvtpl [Line Items]
Number of Shares issued	100,000
Series B Convertible Redeemable Preferred Shares [Member] | Hangzhou Adlai Nortye Biopharma Co., Ltd [Member] | Series B Onshore Investors [Member]
Financial Liabilities at Fvtpl [Line Items]
Preferred shares, par value | $ / shares			$ 0.0001
Series B Convertible Redeemable Preferred Shares [Member] | Hangzhou Adlai Nortye Biopharma Co., Ltd [Member] | Series B Convertible Loans [Member] | Series B Onshore Investors [Member]
Financial Liabilities at Fvtpl [Line Items]
Convertible Loans issued			6,600,000
Convertible aggregate loan		6,600,000
Series C and Series D Convertible Redeemable Preferred Shares [Member]
Financial Liabilities at Fvtpl [Line Items]
Return on investment				100.00%
Interest rate on investment per annum				10.00%
Next Equity Financing Warrant [Member] | Series B Investors [Member]
Financial Liabilities at Fvtpl [Line Items]
Preferred shares, par value | $ / shares			$ 0.0001
Exercise price per share, percentage			95.00%
If Group Fails to Meet Committed Business Objectives [Member]
Financial Liabilities at Fvtpl [Line Items]
Preferred shares percentage				70.00%
Minimum number of products to be promoted | Integer				3
Threshold period to promote the products to next clinical stage from closing date				18 months
Minimum period for qualified IPO				2 years
Pre-public offering market capitalization | $				$ 650,000
Vote for ordinary share				1